PROSPECTUS SUPPLEMENT DATED MAY 15, 2008

The purpose of this supplement is to provide you with changes to the current Prospectus for the Institutional Class shares of the Funds listed below:

AIM ENERGY FUND
AIM TECHNOLOGY FUND
AIM UTILITIES FUND

The following information replaces in its entirety the second paragraph appearing under the heading "RISK/RETURN SUMMARY -- AIM TECHNOLOGY FUND -- PRIMARY INVESTMENT STRATEGIES" on page 1 of the prospectus:

         "In selecting securities, the portfolio manager uses a research-oriented investment approach, focusing on company fundamentals and growth prospects. In general, the fund emphasizes companies that the advisor believes have sustainable business models, free cash flow generation and experienced management teams in place. The fund may also invest up to 25% of its total assts in foreign securities."

The following information replaces in its entirety the first paragraph appearing under the heading "RISK/RETURN SUMMARY -- AIM TECHNOLOGY FUND (TECHNOLOGY) -- PRINCIPAL RISKS" on page 1 of the prospectus:

         "Among the principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:

Market Risk                Technology Industry Risk     Active Trading Risk      Limited Number of Holdings Risk
Equity Securities Risk     Foreign Securities Risk      Management Risk          Initial Public Offering Risk"
Sector Fund Risk

The following information replaces in its entirety the seventh, eighth and ninth paragraphs appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- OBJECTIVES AND STRATEGIES - TECHNOLOGY" on pages 8 and 9 of the prospectus:

         "The portfolio manager constructs the fund's portfolio with the goal of holding 40-60 individual stocks. Under normal market conditions, the fund's top ten holdings may comprise over 30% of the fund's total assets."

The following information replaces in its entirety the twelfth paragraph appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- OBJECTIVES AND STRATEGIES - TECHNOLOGY" on page 9 of the prospectus:

         "The portfolio manager will consider selling the security of a company if, among other things, (1) a stock's price reaches its valuation target; (2) a company's fundamentals deteriorate; or (3) it no longer meets the investment criteria."

The following information is added as the ninth paragraph appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- RISKS -- TECHNOLOGY" on page 11 of the prospectus:

         "Limited Number of Holdings Risk -- Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund."

PROSPECTUS SUPPLEMENT DATED MAY 15, 2008

The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C and Investor Class shares, as applicable, of the Fund listed below:

AIM TECHNOLOGY FUND

The following information replaces in its entirety the second paragraph appearing under the heading "RISK/RETURN SUMMARY -- PRIMARY INVESTMENT STRATEGIES" on page 1 of the prospectus:

         "In selecting securities, the portfolio manager uses a research-oriented investment approach, focusing on company fundamentals and growth prospects. In general, the fund emphasizes companies that the advisor believes have sustainable business models, free cash flow generation and experienced management teams in place. The fund may also invest up to 25% of its total assts in foreign securities."

The following information replaces in its entirety the first paragraph appearing under the heading "RISK/RETURN SUMMARY -- PRINCIPAL RISKS" on page 1 of the prospectus:

         "Among the principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:

Market Risk                Technology Industry Risk     Active Trading Risk      Limited Number of Holdings Risk
Equity Securities Risk     Foreign Securities Risk      Management Risk          Initial Public Offering Risk"
Sector Fund Risk

The following information replaces in its entirety the seventh, eighth and ninth paragraphs appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- OBJECTIVE AND STRATEGIES" on page 6 of the prospectus:

         "The portfolio manager constructs the fund's portfolio with the goal of holding 40-60 individual stocks. Under normal market conditions, the fund's top ten holdings may comprise over 30% of the fund's total assets."

The following information replaces in its entirety the twelfth paragraph appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- OBJECTIVE AND STRATEGIES" on page 6 of the prospectus:

         "The portfolio manager will consider selling the security of a company if, among other things, (1) a stock's price reaches its valuation target; (2) a company's fundamentals deteriorate; or (3) it no longer meets the investment criteria."

The following information is added as the ninth paragraph appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- RISKS" on page 7 of the prospectus:

         "Limited Number of Holdings Risk -- Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund."